Commitments and Contingencies - Disclosure of Guarantees (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	R 15,005	R 4,316
Share of joint operation's contracts for capital expenditure	22	13
Authorised capital commitments but not contracted for	20,992	18,462
Total capital commitments	36,019	22,791
Reclamation and deposition projects
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	2,900
The Nooitgedacht TSF construction project
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	888
Eva Copper operations and related assets
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	10,500
Solar projects
Disclosure of commitments and contingencies [line items]
Contracts for capital expenditure	527
Solar projects
Disclosure of commitments and contingencies [line items]
Authorised capital commitments but not contracted for	1,900
Wafi-Golpu Joint Operation
Disclosure of commitments and contingencies [line items]
Contractual obligations in respect of mineral tenement leases	105	45
Total guarantees
Disclosure of commitments and contingencies [line items]
Guarantees	2,443	1,296
Guarantees and surityships
Disclosure of commitments and contingencies [line items]
Guarantees	1,904	757
Environmental guarantees
Disclosure of commitments and contingencies [line items]
Guarantees	539	539
Financial assets pledged as collateral for liabilities or contingent liabilities	R 314	R 257